UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                   FORM N-CSR

                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   INVESTMENT COMPANY ACT FILE NUMBER 811-1090

                              THE JAPAN FUND, INC.
               (Exact name of registrant as specified in charter)

                                    --------

                           225 Franklin Street, 26th Floor
                                 Boston, MA 02210-2801
               (Address of principal executive offices) (Zip code)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-535-2726

                           --------------------------

                                Agent For Service
                                John F. McNamara
                         225 Franklin Street, 26th Floor
                               Boston, MA 02110-2801
                                 1-800-535-2726

                           Copy to Counsel of the Fund
                              Davis Polk & Wardwell
                              450 Lexington Avenue
                               New York, NY 10017
                          Attention: Nora Jordan, Esq.

                          ----------------------------



                   DATE OF FISCAL YEAR END: DECEMBER 31, 2003

                   DATE OF REPORTING PERIOD: DECEMBER 31, 2003

ITEM 1.    REPORTS TO STOCKHOLDERS.

[BACKGROUND GRAPHIC OMITTED]




THE JAPAN FUND, INC.


Annual Report
December 31, 2003




                                 Class S Shares



                           [JAPAN FUND LOGO OMITTED]

[BACKGROUND GRAPHIC OMITTED]



Contents

 1   Letter from the Chairman and President
 2   Performance Summary
 4   Management Discussion and Analysis of Fund Performance
 5   Portfolio Summary
 6   Top Ten Holdings
 7   Schedule of Investments
15   Statement of Assets and Liabilities
16   Statement of Operations
17   Statements of Changes in Net Assets
18   Financial Highlights
19   Notes to Financial Statements
27   Report of Independent Auditors
28   Directors and Officers
34   Notice to Shareholders

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity Management & Research Company ("FMR"), the Fund's advisor, or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and FMR disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund managed by FMR are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

The Fund is not a bank.

Letter from the Chairman and President
--------------------------------------------------------------------------------



[William L. Givens Photo Omitted]

[John F. McNamara Photo Omitted]


Dear Shareholder,
The past year has been a good one for your Fund. We completed our first full year of operations with your new investment manager as well as your new administrator and distributor, and both performed very well.

The Japan Fund had a particularly strong year on the investment front. Your manager delivered a return of 58.10% in U.S. dollar terms and outperformed his benchmark, the Tokyo Stock Exchange Index (TOPIX), which appreciated 38.95%. As anticipated, stock selection was the primary driver of the excess return.

We remain confident that the long-term prospects for Japan are favorable. The domestic economy has shaken off most of the problems that were caused by the excessive lending policies of the late 1980's, and the political situation appears to have stabilized. As a result, consumer confidence has improved and the economy has awakened from its long slumber. Aided by the benefits to Japanese companies from the strong growth of the Chinese economy, we are hopeful that the pace of the recovery will improve.

The focus of your manager will continue to be on individual companies that can benefit from the changes taking place. Your manager remains confident in his ability to identify attractive opportunities for investment. While the market will be impacted by the uncertainties of the global situation, well-managed companies will continue to prosper.

We appreciate your loyalty to The Japan Fund and thank you for your continuing support.

Sincerely,


/s/ William L. Givens               /s/ John F. McNamara

William L. Givens                   John F. McNamara, CFA
Chairman                            President
The Japan Fund, Inc.                The Japan Fund, Inc.

Mutual funds involve risk, including loss of principal. In addition to the normal risks associated with equity investing, narrowly focused investments typically exhibit higher volatility. Products of the companies in the technology sector are subject to severe competition and rapid obsolescence. International investing may involve risk of capital loss from unfavorable fluctuations in currency values, from differences in generally accepted accounting principles or from economic or political instability in other nations. Securities focusing on a single country may be subject to higher volatility. Past performance is no guarantee of future results. Performance data quoted represents past performance and the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.






                                                      The Japan Fund, Inc.  |  1

Performance Summary                                            DECEMBER 31, 2003
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
  AVERAGE ANNUAL TOTAL RETURNS*
--------------------------------------------------------------------------------

                                              1 YEAR    3 YEAR   5 YEAR  10 YEAR
--------------------------------------------------------------------------------
The Japan Fund, Inc. -- Class S               58.10%    -1.33%    8.96%    3.84%
--------------------------------------------------------------------------------
TOPIX+                                        38.95%    -3.49%    1.55%   -2.03%
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
  NET ASSET VALUE
--------------------------------------------------------------------------------

                                                                        CLASS S
--------------------------------------------------------------------------------
12/31/03                                                                 $9.54
--------------------------------------------------------------------------------
12/31/02                                                                 $6.07
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
  CLASS S LIPPER RANKINGS -- JAPANESE EQUITY FUNDS CATEGORY
--------------------------------------------------------------------------------

                                                        NUMBER OF
                                                          FUNDS      PERCENTILE
PERIOD                                   RANK            TRACKED      RANKING
--------------------------------------------------------------------------------
1-Year                                     3        of     48             6
--------------------------------------------------------------------------------
3-Year                                     4        of     42            10
--------------------------------------------------------------------------------
5-Year                                     4        of     32            12
--------------------------------------------------------------------------------
10-Year                                    1        of      4            25
--------------------------------------------------------------------------------

RANKINGS ARE HISTORICAL AND DO NOT GUARANTEE FUTURE RESULTS.
Source: Lipper, Inc.

*Prior to October 7, 2002, the Fund was advised by a different investment adviser and operated under certain different investment strategies. Accordingly, the Fund's historical performance may not represent its current investment strategies.




2  |  The Japan Fund, Inc.

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
  GROWTH OF AN ASSUMED $10,000 INVESTMENT
--------------------------------------------------------------------------------

[Line Graphic Omitted] Plot points are as follows:

                   Japan Fund,
                 Inc.-- Class S          TOPIX
12/31/93             $10,000           $10,000
12/94                 11,003            12,196
12/95                 10,005            11,907
12/96                  8,912             9,976
12/97                  7,629             7,159
12/98                  9,486             7,564
12/99                 20,858            13,540
12/00                 15,168             9,086
12/01                 10,067             6,431
12/02                  9,216             5,878
12/03                 14,571             8,167


--------------------------------------------------------------------------------
  COMPARATIVE RESULTS
--------------------------------------------------------------------------------

THE JAPAN FUND, INC.                   1-YEAR    3-YEAR      5-YEAR   10-YEAR
--------------------------------------------------------------------------------
Class S  Average annual
         total return                   58.10%    -1.33%      8.96%     3.84%
--------------------------------------------------------------------------------
TOPIX+   Average annual
         total return                   38.95%    -3.49%      1.55%    -2.03%
--------------------------------------------------------------------------------

THE GROWTH OF $10,000 IS CUMULATIVE.

+ THE TOKYO STOCK EXCHANGE STOCK PRICE INDEX (TOPIX) IS AN UNMANAGED
  CAPITALIZATION-WEIGHTED MEASURE (ADJUSTED IN U.S. DOLLARS) OF ALL SHARES LISTED ON THE FIRST SECTION OF THE TOKYO STOCK EXCHANGE. INDEX RETURNS ASSUME DIVIDENDS ARE REINVESTED NET OF WITHHOLDING TAX AND, UNLIKE FUND RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IT IS NOT POSSIBLE TO INVEST DIRECTLY INTO AN INDEX.

SHAREHOLDERS REDEEMING SHARES HELD LESS THAN SIX MONTHS WILL HAVE A LOWER TOTAL RETURN DUE TO THE EFFECT OF THE 2% REDEMPTION FEE.

ALL PERFORMANCE IS HISTORICAL, ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS, AND IS NOT INDICATIVE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. PERFORMANCE FIGURES DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

INVESTMENTS IN FUNDS INVOLVE RISK. SOME FUNDS HAVE MORE RISK THAN OTHERS. THESE INCLUDE FUNDS THAT ALLOW EXPOSURE TO OR OTHERWISE CONCENTRATE INVESTMENTS IN CERTAIN SECTORS, GEOGRAPHIC REGIONS, SECURITY TYPES, MARKET CAPITALIZATION OR FOREIGN SECURITIES (E.G., POLITICAL OR ECONOMIC INSTABILITY, WHICH CAN BE ACCENTUATED IN EMERGING MARKET COUNTRIES). PLEASE READ THIS FUND'S PROSPECTUS FOR SPECIFIC DETAILS REGARDING ITS INVESTMENTS AND RISK PROFILE.

PLEASE CALL (800) 535-2726 FOR THE FUND'S MOST UP-TO-DATE PERFORMANCE.



                                                      The Japan Fund, Inc.  |  3

Management's Discussion of Fund Performance
--------------------------------------------------------------------------------


COMMENTS FROM JAY TALBOT, PORTFOLIO MANAGER OF THE JAPAN FUND, INC.

In 2003, the Japanese stock market realized its first annual gain since 1999. Although the first four months of the year were characterised by increasing geopolitical risks and unfavourable supply/demand conditions, from May onwards aggressive net buying by overseas investors drove the market upwards. Upbeat corporate results and the government's bailout of Resona Bank, which alleviated concerns about the stability of the financial system, boosted the appeal of Japanese equities. In terms of industry trends, the marine transport and materials sectors, including iron/steel, performed exceptionally well thanks to a pick up in Asian economic activity and the strength of the Chinese economy in particular. Traditional exporting sectors, such as transport equipment and electrical machinery, benefited from an increasing recovery in the global economy. From September onwards, however, the appreciation of the yen against the US dollar capped their upside potential. The economy continued to recover, supported by robust external demand and increasing levels of private business investment. Revised third-quarter real GDP came in at +0.3% quarter-on-quarter (+1.9% year-on-year), albeit below the initial estimate of 0.6% growth.

During 2003, the Fund exceeded the returns of both its benchmark index and its Lipper peer group average by a significant margin. The Japan Fund, Inc. returned 58.10% versus the 38.95% return of the TOPIX and the 38.4% return of its LipperSM peer group average. The fund manager's investment decisions at both the stock and sector level contributed to the strong performance of the Fund. Stock selection was particularly successful in the banking sector, with holdings in Mizuho Financial, Sumitomo Mitsui Financial and UFJ Holdings among the top ten contributors to performance over the year. In the information/communications sector, holdings in an internet portal company, which benefited from an increase in sales of high-speed internet services and the growing popularity of online auctions, supported fund returns. At the same time, the manager's successful differentiation between competing firms in the cellular telecommunications market also contributed to performance. Successful stock picking in the electrical machinery and precision instruments sectors yielded significant value. A number of technology-related companies saw substantial gains as earnings momentum began to recover. In particular, positions in Nikon (cameras and semiconductor manufacturing equipment) and Tokyo Electron (semiconductor and liquid crystal display manufacturing equipment) were highly beneficial.

THE VIEWS EXPRESSED IN THIS STATEMENT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY MANAGEMENT & RESEARCH COMPANY ("FMR"), THE FUND'S ADVISOR, OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FMR DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS.

4  |  The Japan Fund, Inc.

Portfolio Summary (unaudited)                                  DECEMBER 31, 2003
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
  ASSET ALLOCATION                                      12/31/03        12/31/02
--------------------------------------------------------------------------------
Equity Holdings                                              98%             99%
Cash Equivalent                                               2%              1%
--------------------------------------------------------------------------------
                                                            100%            100%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
  SECTOR DIVERSIFICATION (Excludes Cash Equivalents)    12/31/03        12/31/02
--------------------------------------------------------------------------------
Manufacturing                                                28%             39%
Financial                                                    20%             15%
Consumer Discretionary                                       10%             11%
Technology                                                    9%             --%
Consumer Staples                                              8%              8%
Metal                                                         6%              3%
Construction                                                  5%              2%
Durables                                                      3%              4%
Health                                                        3%              6%
Communications                                                3%              3%
Service Industries                                            2%              3%
Transportation                                                2%              2%
Media                                                         1%              3%
Other                                                        --%              1%
--------------------------------------------------------------------------------
                                                            100%            100%
--------------------------------------------------------------------------------

ASSET ALLOCATION AND SECTOR DIVERSIFICATION ARE SUBJECT TO CHANGE.




                                                      The Japan Fund, Inc.  |  5

Top Ten Holdings                                               DECEMBER 31, 2003
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
  TEN LARGEST EQUITY HOLDINGS AT DECEMBER 31, 2003 (30.0% of Portfolio)
--------------------------------------------------------------------------------
 1. NIKON CORP.                                                        4.1%
    Manufacturer of optical, photographic, and electronic equipment
--------------------------------------------------------------------------------
 2. SUMITOMO MITSUI FINANCIAL GROUP, INC.                              4.1%
    Provider of comprehensive financial services
--------------------------------------------------------------------------------
 3. MIZUHO FINANCIAL GROUP, INC.                                       3.6%
    Provider of comprehensive financial services
--------------------------------------------------------------------------------
 4. TOKYO ELECTRON LTD.                                                3.2%
    Manufacturer of industrial electronics products
--------------------------------------------------------------------------------
 5. UFJ HOLDINGS, INC.                                                 3.1%
    Provider of comprehensive financial services
--------------------------------------------------------------------------------
 6. TOYOTA MOTOR CORP.                                                 2.5%
    Manufacturer of diversified automotive products
--------------------------------------------------------------------------------
 7. MITSUI TRUST HOLDINGS, INC.                                        2.4%
    Provider of comprehensive financial services
--------------------------------------------------------------------------------
 8. JAFCO CO. LTD.                                                     2.4%
    Developer of venture capital groups to invest primarily in domestic and foreign companies with high growth potential
--------------------------------------------------------------------------------
 9. SMC CORP.                                                          2.3%
    Manufacturer of electronic equipment and components
--------------------------------------------------------------------------------
10. FAST RETAILING CO. LTD.                                            2.3%
    Developer and manufacturer of casual clothing
--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE.

FOR MORE COMPLETE DETAILS ABOUT THE FUND'S INVESTMENT PORTFOLIO, SEE PAGE 7. A QUARTERLY FUND SUMMARY AND PORTFOLIO HOLDINGS ARE AVAILABLE UPON REQUEST.




6  |  The Japan Fund, Inc.

Schedule of Investments                                  AS OF DECEMBER 31, 2003
--------------------------------------------------------------------------------


                                                         SHARES        VALUE ($)
--------------------------------------------------------------------------------
  COMMON STOCK** 98.1%
--------------------------------------------------------------------------------

COMMUNICATIONS 2.9%
--------------------------------------------------------------------------------
TELEPHONE/COMMUNICATIONS 2.9%
KDDI Corp.                                                  831        4,788,050
Nippon Telegraph & Telephone Corp.                        1,104        5,356,102
NTT DoCoMo, Inc.                                            674        1,536,935
--------------------------------------------------------------------------------
                                                                      11,681,087
--------------------------------------------------------------------------------
CONSTRUCTION 5.0%
--------------------------------------------------------------------------------
BUILDING PRODUCTS 5.0%
Asahi Glass Co. Ltd.                                    371,000        3,063,697
Kuraray Co. Ltd.                                        123,000        1,043,429
Mitsubishi Rayon Co. Ltd.                               775,000        2,923,594
Nippon Steel Corp.                                    1,240,000        2,676,324
Rinnai Corp.                                             76,500        1,827,000
Shimachu Co. Ltd.                                       210,500        4,197,593
Sumitomo Metal Industries Ltd.                          215,000          213,862
Taisei Corp.                                          1,056,000        3,884,537
--------------------------------------------------------------------------------
                                                                      19,830,036
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY 9.6%
--------------------------------------------------------------------------------
DEPARTMENT & CHAIN STORES 3.0%
Fast Retailing Co. Ltd.                                 149,200        9,114,631
Isetan Co. Ltd.                                         125,300        1,387,466
Takashimaya Co. Ltd.                                      1,000            7,179
UNY Co. Ltd.                                            147,000        1,517,397
--------------------------------------------------------------------------------
                                                                      12,026,673
--------------------------------------------------------------------------------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                                      The Japan Fund, Inc.  |  7

Schedule of Investments
(continued)                                              AS OF DECEMBER 31, 2003
--------------------------------------------------------------------------------

                                                         SHARES        VALUE ($)
--------------------------------------------------------------------------------
RECREATIONAL PRODUCTS 0.7%
Nintendo Co. Ltd.                                        31,600        2,965,353
--------------------------------------------------------------------------------
RESTAURANTS 1.3%
Skylark Co. Ltd.                                        304,300        5,054,341
--------------------------------------------------------------------------------
RETAIL - MISC/DIVERSIFIED 4.6%
Ito-Yokado Co. Ltd.                                     273,000        8,633,399
Nissen Co. Ltd.                                          92,500        1,535,532
Ryohin Keikaku Co. Ltd.                                  93,800        3,186,403
The Seiyu Ltd.*                                       1,439,000        4,901,812
--------------------------------------------------------------------------------
                                                                      18,257,146
--------------------------------------------------------------------------------
CONSUMER STAPLES 7.7%
--------------------------------------------------------------------------------
CONSUMER ELECTRONIC & PHOTOGRAPHIC 5.5%
Fuji Photo Film Co. Ltd.                                 57,000        1,850,718
Konica Minolta Holdings, Inc.                           275,000        3,718,655
Nikon Corp.                                           1,080,000       16,377,756
--------------------------------------------------------------------------------
                                                                      21,947,129
--------------------------------------------------------------------------------
COSMETICS & TOILETRIES 1.4%
Clarion Co. Ltd.*                                       872,000        1,554,746
Fuji Television Network, Inc.                               324        1,763,446
OJI Paper Co. Ltd.                                      202,000        1,311,737
Uni-Charm Corp.                                          23,300        1,152,274
--------------------------------------------------------------------------------
                                                                       5,782,203
--------------------------------------------------------------------------------
FOOD & BEVERAGE 0.8%
Ajinomoto Co., Inc.                                     152,000        1,758,717
Nippon Flour Mills Co. Ltd.                             302,000        1,227,112
--------------------------------------------------------------------------------
                                                                       2,985,829
--------------------------------------------------------------------------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


8  |  The Japan Fund, Inc.

--------------------------------------------------------------------------------

                                                         SHARES        VALUE ($)
--------------------------------------------------------------------------------
DURABLES 3.6%
--------------------------------------------------------------------------------
AUTOMOBILES 3.6%
Nissan Motor Co. Ltd.                                   120,200        1,380,623
NOK Corp.                                                83,000        3,037,610
Toyota Motor Corp.                                      298,100       10,126,511
--------------------------------------------------------------------------------
                                                                      14,544,744
--------------------------------------------------------------------------------
FINANCIAL 20.1%
--------------------------------------------------------------------------------
BANKS 13.2%
Mitsui Trust Holdings, Inc.*                          1,707,000        9,595,103
Mizuho Financial Group, Inc.*                             4,775       14,562,838
Sumitomo Mitsui Financial Group, Inc.*                    3,036       16,267,737
UFJ Holdings, Inc.*                                       2,589       12,512,052
--------------------------------------------------------------------------------
                                                                      52,937,730
--------------------------------------------------------------------------------
CONSUMER FINANCE 0.3%
Nippon Shinpan Co. Ltd.*                                378,000        1,018,036
--------------------------------------------------------------------------------
OTHER FINANCIAL COMPANIES 5.0%
Jafco Co. Ltd.*                                         120,400        9,513,227
Mitsubishi Securities Co. Ltd.*                         261,000        2,858,253
Nikko Cordial Corp.                                     250,000        1,400,566
Nomura Holdings, Inc.                                   293,000        5,017,874
ORIX Corp.                                               14,600        1,213,880
--------------------------------------------------------------------------------
                                                                      20,003,800
--------------------------------------------------------------------------------
PROPERTY/CASUALTY INSURANCE 0.6%
Millea Holdings, Inc.                                       188        2,469,876
--------------------------------------------------------------------------------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                      The Japan Fund, Inc.  |  9

Schedule of Investments
(continued)                                              AS OF DECEMBER 31, 2003
--------------------------------------------------------------------------------

                                                         SHARES        VALUE ($)
--------------------------------------------------------------------------------
REAL ESTATE 0.3%
Daito Trust Construction Co. Ltd.                        43,900        1,310,029
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS 0.7%
Japan Real Estate Investment Corp.                          323        2,055,046
Nippon Building Fund, Inc.*                                 131          845,763
--------------------------------------------------------------------------------
                                                                       2,900,809
--------------------------------------------------------------------------------
HEALTH 3.0%
--------------------------------------------------------------------------------
MEDICAL PRODUCTS 1.2%
Hoya Corp.                                                3,300          304,718
Terumo Corp.                                            238,700        4,558,334
--------------------------------------------------------------------------------
                                                                       4,863,052
--------------------------------------------------------------------------------
PHARMACEUTICALS 1.8%
Kyorin Pharmaceutical Co. Ltd.                           15,000          169,616
Takeda Chemical Industries Ltd.                          71,700        2,859,548
Yamanouchi Pharmaceutical Co. Ltd.                      125,700        3,927,976
--------------------------------------------------------------------------------
                                                                       6,957,140
--------------------------------------------------------------------------------
MANUFACTURING 27.4%
--------------------------------------------------------------------------------
APPAREL 0.4%
World Co. Ltd.                                           49,700        1,590,377
--------------------------------------------------------------------------------
CHEMICALS 4.9%
Asahi Kasai Corp.                                       305,000        1,665,759
Hitachi Chemical Co. Ltd.                               293,700        4,960,960
Kaneka Corp.                                            128,000          960,924
Nitto Denko Corp.                                       124,200        6,643,329
Shin-Etsu Chemical Co. Ltd.                              51,100        2,100,314
Sumitomo Chemical Co. Ltd.                              370,000        1,534,664


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

10  |  The Japan Fund, Inc.

--------------------------------------------------------------------------------

                                                         SHARES        VALUE ($)
--------------------------------------------------------------------------------
CHEMICALS (CONTINUED)
Tokyo Ohka Kogyo Co. Ltd.                                56,300        1,003,809
Tosoh Corp.                                             275,000          923,858
--------------------------------------------------------------------------------
                                                                      19,793,617
--------------------------------------------------------------------------------
ELECTRICAL PRODUCTS 7.1%
Disco Corp.                                              56,500        3,218,299
Hitachi Ltd.                                            840,000        5,092,149
Kenwood Corp.*                                          623,000        1,683,720
Mitsubishi Electric Corp.                               324,000        1,352,989
Nidec Corp.                                              47,900        4,598,333
Sanyo Electric Co. Ltd.                                 638,000        3,352,725
SMC Corp.                                                73,200        9,163,390
--------------------------------------------------------------------------------
                                                                      28,461,605
--------------------------------------------------------------------------------
INDUSTRIAL SPECIALTY 1.5%
Daikin Industries Ltd.                                  206,000        4,784,446
Toppan Forms Co. Ltd.                                   107,500        1,201,461
--------------------------------------------------------------------------------
                                                                       5,985,907
--------------------------------------------------------------------------------
MACHINERY/COMPONENTS/CONTROLS 11.4%
Fuji Machine Manufacturing Co. Ltd.                     300,200        3,831,236
Keyence Corp.                                            40,100        8,500,606
Kyocera Corp.                                             3,000          201,006
Nichicon Corp.                                          163,300        1,671,861
Nidec Copal Corp.*                                       80,600        1,309,246
Rohm Co. Ltd.                                            31,200        3,677,338
THK Co. Ltd                                             394,400        8,068,312
Tokyo Electron Ltd.                                     166,000       12,680,073


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                     The Japan Fund, Inc.  |  11

Schedule of Investments
(continued)                                              AS OF DECEMBER 31, 2003
--------------------------------------------------------------------------------

                                                         SHARES        VALUE ($)
--------------------------------------------------------------------------------
MACHINERY/COMPONENTS/CONTROLS (CONTINUED)
UMC Japan*                                                2,620        2,679,891
Yokogawa Electric Corp.                                 209,000        3,036,033
--------------------------------------------------------------------------------
                                                                      45,655,602
--------------------------------------------------------------------------------
OFFICE EQUIPMENT/SUPPLIES 0.5%
Canon, Inc.                                              42,000        1,966,704
--------------------------------------------------------------------------------
RUBBER - TIRES 0.5%
Bridgestone Corp.                                       137,000        1,852,567
--------------------------------------------------------------------------------
WIRE & CABLE PRODUCTS 1.1%
Fujikura Ltd.                                           444,000        2,633,233
Hitachi Cable Ltd.                                      469,000        1,769,246
Sumitomo Electric Industries Ltd.                         1,000            8,990
--------------------------------------------------------------------------------
                                                                       4,411,469
--------------------------------------------------------------------------------
MEDIA 0.9%
--------------------------------------------------------------------------------
AUDIO/VIDEO PRODUCTS 0.6%
Matsushita Electric Industrial Co. Ltd.                 123,000        1,710,577
Sankyo Seiki MFG Co. Ltd.*                              104,000          727,074
Sony Corp.                                                2,800           97,481
--------------------------------------------------------------------------------
                                                                       2,535,132
--------------------------------------------------------------------------------
BROADCASTING & ENTERTAINMENT 0.3%
SKY Perfect Communications, Inc.*                         1,034        1,222,589
--------------------------------------------------------------------------------
METAL 5.8%
--------------------------------------------------------------------------------
DISTRIBUTION/WHOLESALE 3.7%
Misumi Corp.                                            167,900        7,499,752
--------------------------------------------------------------------------------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

12  |  The Japan Fund, Inc.

--------------------------------------------------------------------------------

                                                         SHARES        VALUE ($)
--------------------------------------------------------------------------------
DISTRIBUTION/WHOLESALE (CONTINUED)
Mitsui & Co. Ltd.                                       247,000        2,000,309
Sumitomo Corp.                                          694,000        5,203,500
--------------------------------------------------------------------------------
                                                                      14,703,561
--------------------------------------------------------------------------------
DIVERSIFIED 2.1%
Mitsui Mining & Smelting Co. Ltd.                       909,000        3,795,886
Pacific Metals Co. Ltd.*                                188,000        1,129,086
Sumitomo Metal Mining Co. Ltd.                          487,000        3,633,167
--------------------------------------------------------------------------------
                                                                       8,558,139
--------------------------------------------------------------------------------
SERVICE INDUSTRIES 1.9%
--------------------------------------------------------------------------------
MISCELLANEOUS COMMERCIAL SERVICES 1.2%
Nichii Gakkan Co.                                        40,000        2,282,195
TIS, Inc.                                                66,200        2,248,826
--------------------------------------------------------------------------------
                                                                       4,531,021
--------------------------------------------------------------------------------
SCHOOLS 0.7%
Benesse Corp.                                           118,500        2,907,899
--------------------------------------------------------------------------------
TECHNOLOGY 8.6%
--------------------------------------------------------------------------------
APPLICATIONS SOFTWARE 0.9%
Nomura Research Institute Ltd.*                          37,300        3,657,753
--------------------------------------------------------------------------------
COMPUTERS - MEMORY DEVICES 1.2%
TDK Corp.                                                68,900        4,991,439
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS/DISTRIBUTORS 6.5%
Advantest Corp.                                          65,800        5,248,487
Anritsu Corp.*                                          360,000        2,415,449
Murata Manufacturing Co. Ltd.                            85,400        4,640,083
NEC Corp.                                               437,000        3,235,547

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                    The Japan Fund, Inc.  |  13

Schedule of Investments
(concluded)                                              AS OF DECEMBER 31, 2003
--------------------------------------------------------------------------------

                                                         SHARES        VALUE ($)
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS/DISTRIBUTORS (CONTINUED)
NGK Insulators Ltd.                                       1,000            7,507
Nippon Electric Glass Co. Ltd.                           72,000        1,408,730
Sanken Electric Co. Ltd.                                203,000        2,855,531
Tokyo Seimitsu Co. Ltd.                                 195,600        6,112,268
--------------------------------------------------------------------------------
                                                                      25,923,602
--------------------------------------------------------------------------------
TRANSPORTATION 1.6%
--------------------------------------------------------------------------------
RAILROADS 0.5%
Keihin Electric Express Railway Co. Ltd.                200,000        1,180,511
Tobu Railway Co. Ltd.                                   282,000        1,013,531
--------------------------------------------------------------------------------
                                                                       2,194,042
--------------------------------------------------------------------------------
TRUCKS 1.1%
Nippon Express Co. Ltd.                                 473,000        2,245,954
Yamato Transport Co. Ltd.                               183,000        2,167,204
--------------------------------------------------------------------------------
                                                                       4,413,158
--------------------------------------------------------------------------------
TOTAL COMMON STOCK (Cost $272,910,183)                               392,891,196
--------------------------------------------------------------------------------

                                                    FACE AMOUNT
--------------------------------------------------------------------------------
  CASH EQUIVALENT 1.9%
--------------------------------------------------------------------------------
Brown Brothers Harriman & Co. Time Deposit
   0.00%, 1/2/04
   (Cost $7,604,941)                            JPY 816,086,221        7,604,941
--------------------------------------------------------------------------------
TOTAL INVESTMENT PORTFOLIO - 100.0%
   (Cost $280,515,124)                                               400,496,137
--------------------------------------------------------------------------------
 * NON-INCOME PRODUCING SECURITY.
** ALL JAPANESE EQUITY SECURITIES ARE FAIR VALUED AS OF DECEMBER 31, 2003. SEE
   NOTE B IN NOTES TO FINANCIAL STATEMENTS
JPY--JAPANESE YEN

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

14  |  The Japan Fund, Inc.

Statement of Assets and Liabilities
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
  As of December 31, 2003
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investments in securities, at value (cost $280,515,124)            $400,496,137
--------------------------------------------------------------------------------
Dividends receivable                                                     85,878
--------------------------------------------------------------------------------
Receivable for investment securities sold                               400,458
--------------------------------------------------------------------------------
Receivable for Fund shares sold                                         957,108
--------------------------------------------------------------------------------
Other assets                                                             23,819
--------------------------------------------------------------------------------
Total assets                                                        401,963,400
--------------------------------------------------------------------------------

LIABILITIES
--------------------------------------------------------------------------------
Payable for investments purchased                                       675,205
--------------------------------------------------------------------------------
Payable for Fund shares redeemed                                        147,443
--------------------------------------------------------------------------------
Payable to custodian                                                     99,289
--------------------------------------------------------------------------------
Accrued investment advisory fee                                         188,235
--------------------------------------------------------------------------------
Accrued administration fee                                               48,836
--------------------------------------------------------------------------------
Accrued shareholder servicing fee                                        49,021
--------------------------------------------------------------------------------
Accrued office of the President fee                                      28,457
--------------------------------------------------------------------------------
Accrued Directors' retirement benefits                                  346,126
--------------------------------------------------------------------------------
Accrued Directors' fees                                                  72,394
--------------------------------------------------------------------------------
Other accrued expenses and payables                                     381,038
--------------------------------------------------------------------------------
Total liabilities                                                     2,036,044
--------------------------------------------------------------------------------
NET ASSETS                                                         $399,927,356
--------------------------------------------------------------------------------

NET ASSETS
--------------------------------------------------------------------------------
Net assets consist of:
Paid-in capital                                                    $497,980,004
--------------------------------------------------------------------------------
Distributions in excess of net investment income                     (4,421,756)
--------------------------------------------------------------------------------
Accumulated net realized loss on Investments and
   foreign currency related transactions                           (213,612,935)
--------------------------------------------------------------------------------
Net unrealized appreciation on:
   Investments                                                      119,981,013
--------------------------------------------------------------------------------
   Foreign currency related translations                                  1,030
--------------------------------------------------------------------------------
NET ASSETS                                                        $ 399,927,356
--------------------------------------------------------------------------------

NET ASSET VALUE
--------------------------------------------------------------------------------
CLASS S
NET ASSET VALUE, offering and redemption price per share
($399,927,356 / 41,928,777 shares of capital stock outstanding,
$.331/3 par value, 500,000,000 shares authorized) (a)              $       9.54
--------------------------------------------------------------------------------
(A) REDEMPTION PRICE PER SHARE FOR SHARES HELD LESS THAN SIX MONTHS IS EQUAL TO NET ASSET VALUE LESS A 2.00% REDEMPTION FEE.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                    The Japan Fund, Inc.  |  15

Statement of Operations
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
  For the year ended December 31, 2003
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Income:
Dividends (net of foreign taxes withheld of $233,126)               $ 2,110,180
--------------------------------------------------------------------------------
Expenses:
Investment advisory fee                                               1,678,384
--------------------------------------------------------------------------------
Shareholder servicing                                                   717,508
--------------------------------------------------------------------------------
Transfer agent fees                                                     596,616
--------------------------------------------------------------------------------
Administration fee                                                      575,000
--------------------------------------------------------------------------------
Office of the President expense                                         269,674
--------------------------------------------------------------------------------
Directors' fees and expenses                                            237,277
--------------------------------------------------------------------------------
Legal                                                                   238,601
--------------------------------------------------------------------------------
Custodian                                                               182,486
--------------------------------------------------------------------------------
Reports to shareholders                                                 100,953
--------------------------------------------------------------------------------
Auditing                                                                 98,825
--------------------------------------------------------------------------------
Registration fees                                                        28,725
--------------------------------------------------------------------------------
Other                                                                    30,111
--------------------------------------------------------------------------------
Total expenses, before expense reductions                             4,754,160
--------------------------------------------------------------------------------
Expense reductions:
Shareholder servicing                                                 (287,001)
--------------------------------------------------------------------------------
Total expenses, after expense reductions                             4,467,159
--------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                 (2,356,979)
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN ON INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------
Net realized gain from:
Investments*                                                         11,783,769
--------------------------------------------------------------------------------
Foreign currency related translations                                   645,336
--------------------------------------------------------------------------------
                                                                     12,429,105
--------------------------------------------------------------------------------
Net unrealized appreciation during the period on:
Investments                                                         123,485,271
--------------------------------------------------------------------------------
Foreign currency related translations                                       341
--------------------------------------------------------------------------------
                                                                    123,485,612
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENT AND
   FOREIGN CURRENCY TRANSLATIONS                                    135,914,717
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $133,557,738
--------------------------------------------------------------------------------
* NET OF $67,850 TAX ON A CORPORATE ACTION.



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

16  |  The Japan Fund, Inc.

Statements of Changes in Net Assets
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
  Years Ended December 31,
--------------------------------------------------------------------------------

                                                  2003             2002
--------------------------------------------------------------------------------
Operations:
Net investment loss                            $ (2,356,979)    $ (2,793,641)
--------------------------------------------------------------------------------
Net realized gain (loss) on
investments and foreign currency translations    12,429,105     (121,871,597)
--------------------------------------------------------------------------------
Net unrealized appreciation on investments
and foreign currency transactions
during the period                               123,485,612       98,568,950
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                       133,557,738      (26,096,288)
--------------------------------------------------------------------------------
Dividends:
Net investment income                            (2,366,811)              --
--------------------------------------------------------------------------------
Fund share transactions (see Note H):
Proceeds from shares sold                       177,637,668      137,888,771
--------------------------------------------------------------------------------
Reinvestment of cash dividends                    2,065,053               --
--------------------------------------------------------------------------------
Cost of shares redeemed                        (160,678,134)    (188,599,139)
--------------------------------------------------------------------------------
Redemption fees                                     826,354          325,215
--------------------------------------------------------------------------------
Net increase (decrease) in assets from
Fund share transactions                          19,850,941      (50,385,153)
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS               151,041,868      (76,481,441)
--------------------------------------------------------------------------------
Net assets at beginning of year                 248,885,488      325,366,929
--------------------------------------------------------------------------------
Net assets at end of year
(including distributions in excess of
net investment income/accumulated
net investment loss of $(4,421,756) at
December 31, 2003 and $(168,367) at
December 31, 2002)                              $399,927,356    $ 248,885,488
--------------------------------------------------------------------------------




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                     The Japan Fund, Inc.  |  17

Financial Highlights
------------------------------------------------------------------------------------------



CLASS S

-----------------------------------------------------------------------------------------
  YEARS ENDED DECEMBER 31,                      2003     2002     2001     2000    1999
-----------------------------------------------------------------------------------------
SELECTED PER SHARE DATA
-----------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR             $ 6.07   $ 6.63   $ 9.98   $16.41  $ 8.33
-----------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment loss(a)                        (0.06)   (0.06)   (0.05)   (0.05)  (0.02)
-----------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)
     on investment and foreign currency
     transactions                                3.57    (0.51)   (3.31)   (3.97)   9.95
-----------------------------------------------------------------------------------------
  TOTAL INCOME (LOSS) FROM INVESTMENT
     OPERATIONS                                  3.51    (0.57)   (3.36)   (4.02)   9.93
-----------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS FROM:
  Net investment income                         (0.06)      --       --    (0.58)  (0.08)
-----------------------------------------------------------------------------------------
  Net realized gains on investment
     transactions                                  --       --       --    (1.83)  (1.77)
------------------------------------------------------------------------------------------
  TOTAL DIVIDENDS AND DISTRIBUTIONS             (0.06)      --       --    (2.41)  (1.85)
------------------------------------------------------------------------------------------
Redemption fees                                  0.02     0.01     0.01       --     --
------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                   $ 9.54   $ 6.07   $ 6.63   $ 9.98  $16.41
------------------------------------------------------------------------------------------
Total return (%)b                               58.10    (8.45)  (33.57)  (27.28) 119.88
------------------------------------------------------------------------------------------

  RATIOS TO AVERAGE NET ASSETS AND
     SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------
Net assets, end of year ($ millions)              400      249      323      558   1,089
------------------------------------------------------------------------------------------
Ratio of expenses before expense
  reductions (%)                                 1.66     1.58     1.33     1.08    1.00
------------------------------------------------------------------------------------------
Ratio of expenses after expense
  reductions (%)                                 1.56     1.57     1.33     1.08    1.00
------------------------------------------------------------------------------------------
Ratio of net investment loss (%)                (0.82)   (0.90)   (0.65)   (0.40)  (0.20)
------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                        80      113       70       74     114
------------------------------------------------------------------------------------------

(A) BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
(B) EFFECTIVE MARCH 16, 2001, SHAREHOLDERS REDEEMING SHARES HELD LESS THAN SIX MONTHS WILL HAVE A LOWER TOTAL RETURN DUE TO THE EFFECT OF THE 2% REDEMPTION FEE.




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

18  |  The Japan Fund, Inc.

Notes to Financial Statements
--------------------------------------------------------------------------------



A. ORGANIZATION

The Japan Fund, Inc. (the "Fund") is incorporated under the laws of the State of Maryland and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, diversified management investment company. The Fund currently offers Class S Shares. Prior to October 7, 2002, the Fund also offered Class A, Class B and Class C Shares. On October 7, 2002, Class A, Class B and Class C Shares were fully liquidated and exchanged for Class S Shares (See Note H).

B. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund.

USE OF ESTIMATES. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America. The preparation of these statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION. Investment securities of the Fund that are listed on a securities exchange, market or automated quotation system, including securities traded over the counter, and for which market quotations are readily available, are valued at the last quoted sales price at the close of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern Time). If there is no reported sale, these securities and unlisted securities for which market quotations are not readily available, are valued at last bid price. Debt obligations purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost, which approximates market value. Redeemable securities issued by open-end investment companies are valued at the investment company's applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced in accordance with the valuation procedures for equity securities stated above. If a security price cannot be obtained from an independent, third-party pricing agent, a bid price from at least one independent broker shall be obtained.



                                                    The Japan Fund, Inc.  |  19

--------------------------------------------------------------------------------



Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board of Directors. The Fund employs a valuation policy that monitors for significant events in foreign markets using various benchmarks and techniques in order to apply fair valuation procedures under the direction of the Board of Directors. As of December 31, 2003, all Japanese equity securities were valued at fair value using the policies described herein.

FOREIGN CURRENCY TRANSLATIONS. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gains and losses on investment securities.

FORWARD FOREIGN CURRENCY CONTRACTS. The Fund may enter into forward foreign currency contracts as hedges against either specific transactions, Fund positions or anticipated Fund positions. The aggregate principal amounts of the contracts are not recorded as the Fund does not intend to hold the contracts to maturity. All commitments are "marked-to-market" daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Fund realizes gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the year are recognized as ordinary income or loss for federal tax purposes. As of December 31, 2003, there were no forward foreign currency contracts outstanding.


20  |  The Japan Fund, Inc.

--------------------------------------------------------------------------------



REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund, through its custodian or sub-custodian bank, received delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest.

DIVIDENDS AND DISTRIBUTIONS OF INCOME AND GAINS. Net investment income, if any, will be distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders annually. Earnings and profits distributed to shareholders on redemption of Fund shares may be utilized by the Fund, to the extent permissible, as part of the Fund's dividends-paid deduction on its Federal income tax return.

SECURITY TRANSACTIONS AND INVESTMENT INCOME. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis.

REDEMPTION FEES. Upon redemption or exchange of Class S Shares held less than six months, a fee of 2% of the current net asset value of the shares will be assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee is accounted for as an addition to paid-in-capital.

C. PURCHASES AND SALES OF SECURITIES

During the year ended December 31, 2003, purchases and sales of investment securities (excluding short-term investments) aggregated $231,666,365 and $224,485,225, respectively.

D. INVESTMENT ADVISOR, ADMINISTRATOR AND OTHER RELATED PARTIES INVESTMENT ADVISOR. Fidelity Management & Research Company ("FMR") acts as the investment advisor (the "Advisor") for the Fund pursuant to an Investment Advisory Agreement (the "Agreement") that was approved by the Fund's shareholders on August 27, 2002 and became effective on October 7, 2002. Pursuant to the Agreement, FMR is entitled to a fee, which is calculated daily and


                                                    The Japan Fund, Inc.  |  21

--------------------------------------------------------------------------------



paid monthly, at the annual rate of 0.60% of the Fund's average daily net assets not exceeding $200 million; 0.55% of the Fund's average net assets in excess of $200 million through $400 million; and 0.50% of the Fund's average daily net assets in excess of $400 million.

Under the terms of the Agreement, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

INVESTMENT SUB-ADVISORS. FMR has entered into sub-advisory agreements that were approved by the Fund's shareholders on August 27, 2002 and became effective on October 7, 2002. The Following FMR affiliates assist FMR with investments:
Fidelity Investments Japan Limited ("FIJ"), Fidelity Management & Research (U.K.) Inc. ("FMR U.K."), Fidelity Management & Research ("Far East") Inc. ("FMR Far East"), Fidelity International Investment Advisors ("FIIA"), Fidelity International Investment Advisors (U.K.) Limited ("FIIA(U.K.)L") and FMR Co., Inc. ("FMRC").

FMR compensates FMRC, FMR U.K., FMR Far East and FIIA, out of the advisory fees it receives from the Fund. FIIA in turn pays FIIA(U.K.)L. FIIA or FMR Far East in turn pays FIJ for providing sub-advisory services.

ADMINISTRATION AGREEMENT. SEI Investments Global Funds Services, ("SEI Investments"), acts as the administrator for the Fund pursuant to an Administration Agreement that was approved by the Fund's shareholders on August 27, 2002 and became effective on October 7, 2002. For its services, SEI Investments is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.15% of the average daily net assets not exceeding $400 million; 0.125% of the average daily net assets in excess of $400 million but not exceeding $750 million; and 0.10% of the average daily net assets in excess of $750 million, subject to a minimum annual fee.

PRESIDENT. The Board of Directors has hired a President, effective September 1, 2002, who oversees the management, administration, marketing and distribution of the Fund. For his services, the President receives an annual salary of $150,000, a minimum annual performance-related bonus of $50,000, and reimbursement for rent and other Fund related expenses.


22  |  The Japan Fund, Inc.

--------------------------------------------------------------------------------



OTHER SERVICE PROVIDERS. Citigroup Global Transaction Services, formerly Forum Shareholder Services, LLC, serves as the transfer and dividend-paying agent for the Fund. From time to time, the Fund may pay amounts to third parties that provide sub-transfer agency and other administrative services relating to the Fund.

The Fund adopted a Shareholder Servicing Plan (the "Plan") pursuant to which SEI Investments Distribution Co. ("SIDCo") has agreed to provide shareholder services pursuant to a Shareholder Servicing Agreement. For its services, SIDCo receives a fee, which is computed daily and paid monthly, at an annual rate of up to 0.25% of the Fund's average daily net assets. SIDCo has voluntarily agreed to waive 0.10%, and such waiver may be terminated at any time at SIDCo's sole discretion.

DIRECTORS' FEES AND EXPENSES. The Fund pays each independent Director retainer fees plus specified amounts for attended board and committee meetings.

E.FEDERAL TAX INFORMATION

It is the Fund's intention to continue to meet the requirements under Subchapter M of the Internal Revenue Code, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no provision for Federal income tax or excise tax is required. Under the United States -- Japan Tax Treaty (the "Treaty"), as presently in effect, the government of Japan imposes a non-recoverable withholding tax of 10% on dividends earned by the Fund from Japanese issuers. Under the Treaty, there is no Japanese withholding tax on realized capital gains.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with Federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund. As of December 31, 2003, the Fund recorded the following reclassifications


                                                    The Japan Fund, Inc.  |  23

--------------------------------------------------------------------------------



primarily due to foreign exchange gains and passive foreign investment company gains to increase (decrease) the accounts listed below:
                          ADDITIONAL           UNDISTRIBUTED        ACCUMULATED
                           PAID-IN-           NET INVESTMENT          REALIZED
                            CAPITAL               INCOME                LOSS
                           ----------          --------------       ------------
                            $282,198              $470,401           $(752,599)

The tax character of dividends and distributions declared during the last two fiscal years were as follows:

                           ORDINARY
                            INCOME                  TOTALS
                          ----------              ----------
       2003               $2,366,811              $2,366,811
       2002                       --                      --

As of December 31, 2003, the components of Accumulated Losses were as follows:

Undistributed ordinary income ............................... $     789,589
Capital loss carryforwards ..................................  (205,767,789)
Post October losses .........................................      (625,571)
Net unrealized appreciation .................................   107,897,251
Other temporary differences .................................      (346,128)
                                                              -------------
Total accumulated losses                                      $ (98,052,648)
                                                              ==============

The following summarizes the capital loss carryforwards as of December 31, 2003. These capital loss carryforwards are available to offset future gains.
         EXPIRING IN FISCAL YEAR                            AMOUNT
         ------------------------                        ------------
                  2010                                   $205,767,789

For Federal income tax purposes, the cost of securities owned at December 31, 2003 and the net realized gains or losses on securities sold for the year then ended were different from the amounts reported for financial reporting purposes, primarily due to wash sales, which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years, and investments in passive foreign investment companies. The Federal tax cost, aggregate gross unrealized appreciation and depreciation on investments held by the Fund at December 31, 2003 were as follows:


24  |  The Japan Fund, Inc.

--------------------------------------------------------------------------------




Federal tax cost ..................................$292,598,886
                                                   ============
Aggregate gross unrealized appreciation ........... 122,103,532
Aggregate gross unrealized depreciation ........... (14,206,281)
                                                   ------------
Net unrealized appreciation .......................$107,897,251
                                                   ============
F. DIRECTORS' RETIREMENT BENEFITS

Under a retirement program, independent members of the Board of Directors who meet certain criteria become eligible to participate in an unfunded non-qualified, non-contributory defined benefit retirement program. Under this program monthly payments will be made for a period of 120 months by the Fund based on the individual's final year basic Director's fees and length of service. For the year ended December 31, 2003, Directors' retirement expense amounted to $39,635 and is included in Directors' fees and expenses in the statement of operations. Included in the statement of assets and liabilities at December 31, 2003, is $346,126 accrued by the Fund for such benefits.

The actuarially computed net pension cost for the year ended December 31, 2003 of $39,635 consisted of service expense of $13,209, interest expense of $20,225, amortization of prior service cost of $14,186 and amortization of gain/loss of $(7,985). Prior service cost is being amortized on a straight line basis over the expected future working lifetime of active plan participants. In determining the actuarial present value of the projected benefit obligation, the interest rate used for the weighted average discount rate was 6.00%. In the calculation, the assumption was made that compensation will not change. On January 1, 2003, the projected benefit obligation for service rendered to date was $326,937. During 2003, the projected benefit obligation increased due to service cost, interest cost and actuarial gain of $13,209, $20,225, and $10,683, respectively and decreased due to benefits paid of $50,493. On December 31, 2003, the projected benefit obligation and accumulated benefit obligation for service rendered to date was $320,561.

G. CONCENTRATION OF MARKET RISK

Investing in a foreign country, such as Japan, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in Japan are denominated in a foreign currency, the yen. As a result, changes in the value of the yen compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

                                                    The Japan Fund, Inc.  |  25

Notes to Financial Statements (concluded)
--------------------------------------------------------------------------------




H. SHARE TRANSACTIONS

The following table summarizes share and dollar activity in the Fund:

                                       YEAR ENDED                            YEAR ENDED
                                    DECEMBER 31, 2003                    DECEMBER 31, 2002
--------------------------------------------------------------------------------------------------
                                  SHARES        DOLLARS               SHARES        DOLLARS
--------------------------------------------------------------------------------------------------
SHARES SOLD
--------------------------------------------------------------------------------------------------
Class S                         22,845,256  $ 177,637,668          18,619,249   $ 122,837,807
--------------------------------------------------------------------------------------------------
Class S Issuance of Shares in
Connection with Merger
from Class A, B and C Shares*           --             --             124,708         758,222
--------------------------------------------------------------------------------------------------
Class A                                 --             --           1,881,537      13,214,463
--------------------------------------------------------------------------------------------------
Class B                                 --             --              51,081         356,637
--------------------------------------------------------------------------------------------------
Class C                                 --             --             106,810         721,642
--------------------------------------------------------------------------------------------------
                                22,845,256  $ 177,637,668          20,783,385   $ 137,888,771
--------------------------------------------------------------------------------------------------
SHARES REINVESTED
--------------------------------------------------------------------------------------------------
Class S                            216,010  $   2,065,053                  --              --
--------------------------------------------------------------------------------------------------
SHARES REDEEMED
--------------------------------------------------------------------------------------------------
Class S                        (22,105,977) $(160,678,134         (26,498,478)  $(172,653,003)
--------------------------------------------------------------------------------------------------
Class A                                 --             --          (2,130,944)    (14,275,336)
--------------------------------------------------------------------------------------------------
Redemption of Class A Shares
in Connection with Merger
into Class S Shares*                    --             --             (45,169)       (271,859)
--------------------------------------------------------------------------------------------------
Class B                                 --             --             (35,645)       (229,743)
--------------------------------------------------------------------------------------------------
Redemption of Class B Shares
in Connection with Merger
into Class S Shares*                    --             --             (33,765)       (201,043)
--------------------------------------------------------------------------------------------------
Class C                                 --             --             (97,855)       (682,835)
--------------------------------------------------------------------------------------------------
Redemption of Class C Shares
in Connection with Merger
into Class S Shares*                    --             --             (47,872)       (285,320)
--------------------------------------------------------------------------------------------------
                               (22,105,977) $(160,678,134)        (28,889,728)  $(188,599,139)
--------------------------------------------------------------------------------------------------
REDEMPTION FEES
--------------------------------------------------------------------------------------------------
Class S                                 --  $     826,354                  --   $     325,215
--------------------------------------------------------------------------------------------------
                                        --  $     826,354                  --   $     325,215
--------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE)
--------------------------------------------------------------------------------------------------
Class S                            955,289   $ 19,850,941          (7,754,521)  $ (48,731,759)
--------------------------------------------------------------------------------------------------
Class A                                 --             --            (294,576)     (1,332,732)
--------------------------------------------------------------------------------------------------
Class B                                 --             --             (18,329)        (74,149)
--------------------------------------------------------------------------------------------------
Class C                                 --             --             (38,917)       (246,513)
--------------------------------------------------------------------------------------------------
                                   955,289   $ 19,850,941          (8,106,343)  $ (50,385,153)
--------------------------------------------------------------------------------------------------
*ON OCTOBER 7, 2002, CLASS A, CLASS B AND CLASS C SHARES WERE FULLY LIQUIDATED AND EXCHANGED FOR
 CLASS S SHARES.



26  |  The Japan Fund, Inc.

Report of Independent Auditors
--------------------------------------------------------------------------------



To the Board of Directors and Shareholders of The Japan Fund, Inc.


In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Japan Fund, Inc. (the "Fund") at December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP


Philadelphia, Pennsylvania
February 16, 2004




                                                     The Japan Fund, Inc.  |  27

Directors and Officers (unaudited)
--------------------------------------------------------------------------------



The following table presents information about each Director of the Fund as of December 31, 2003. Each Director's age is in parentheses after his name. Unless otherwise noted, the address of each Director is c/o SEI Investments, One Freedom Valley Drive, Oaks, Pennsylvania 19456. The term of office for each Director is until the next meeting of stockholders called for the purpose of electing Directors and until the election and qualification of a successor, or until such Director sooner dies, resigns or is removed as provided in the governing documents of the Fund. Because the Fund does not hold an annual meeting of stockholders, each Director will hold office for an indeterminate period.



--------------------------------------------------------------------------------
  INTERESTED DIRECTOR
--------------------------------------------------------------------------------

                                                              NUMBER OF
NAME, AGE                              PRINCIPAL              PORTFOLIOS IN FUND
AND POSITION(S)         LENGTH OF      OCCUPATION(S)          COMPLEX OVERSEEN
HELD WITH THE FUND      TIME SERVED    DURING PAST 5 YEARS    BY DIRECTOR
--------------------------------------------------------------------------------

YASUO KANZAKI1 (72)
--------------------------------------------------------------------------------
Director                  2001 to      Special Advisor, Nikko        1
                          present      Salomon Smith Barney;

                                       formerly, Chairman
                                       Emeritus, The Nikko
                                       Research Center Ltd.
OTHER DIRECTORSHIPS HELD:  NONE
--------------------------------------------------------------------------------
1 Mr. Kanzaki is considered an "interested person" because of his affiliation with a broker-dealer.




--------------------------------------------------------------------------------
28  |  The Japan Fund, Inc.

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
  NON-INTERESTED DIRECTORS
--------------------------------------------------------------------------------

                                                              NUMBER OF
NAME, AGE                               PRINCIPAL             PORTFOLIOS IN FUND
AND POSITION(S)          LENGTH OF      OCCUPATION(S)         COMPLEX OVERSEEN
HELD WITH THE FUND       TIME SERVED    DURING PAST 5 YEARS   BY DIRECTOR
--------------------------------------------------------------------------------

WILLIAM L. GIVENS (74)
--------------------------------------------------------------------------------
Director and               1978 to      President, Twain              1
Chairman                   present      Associates

OTHER DIRECTORSHIPS HELD:  NONE
--------------------------------------------------------------------------------

SHINJI FUKUKAWA (73)
--------------------------------------------------------------------------------
Director                   2001 to      Chief Executive Officer,      1
                           present      Dentsu Institute for
                                        Human Studies
                                        (think tank)

OTHER DIRECTORSHIPS HELD:  NONE
--------------------------------------------------------------------------------

THOMAS M. HOUT (61)
--------------------------------------------------------------------------------
Director                   1998 to      Senior Advisor, Boston        1
                           present      Consulting Group

OTHER DIRECTORSHIPS HELD:  NONE
--------------------------------------------------------------------------------

YOSHIHIKO MIYAUCHI (68)
--------------------------------------------------------------------------------
Director                   1996 to      Chairman and                  1
                           present      Chief Executive
                                        Officer, ORIX
                                        Corporation

OTHER DIRECTORSHIPS HELD: ORIX AUTO LEASING CORP.; ORIX ALPHA CORPORATION; ORIX RENTEC CORPORATION; ORIX LIFE INSURANCE CORPORATION; ORIX BASEBALL CLUB; ORIX COMMODITIES CORPORATION; NIPPON VENTURE COMPANY LTD.; NISSEI LEASING CO.; ORIX ASIA LTD.; ORIX TAIWAN CORP.; THAI ORIX LEASING CORP.; ORIX INVESTMENT CORP.; ORIX CREDIT CORPORATION; ORIX RENT-A CAR CORPORATION; ORIX REAL ESTATE CORPORATION; ORIX HUMAN RESOURCES CORPORATION; FUJI XEROX CO. LTD; DREAM INCUBATOR INC.; AOZORA BANK LTD.; MERCIAN CORPORATION; YASUDA AND PAMA LIMITED; ORIX AUSTRALIA CORPORATION LIMITED; INFRASTRUCTURE LEASING & FINANCIAL SERVICES LIMITED; ORIX LEASING PAKISTAN LIMITED; ORIX LEASING SINGAPORE LIMITED; UNITED OVERSEAS LAND LIMITED; LANKA ORIX LEASING COMPANY LIMITED; ORIX COMMERCIAL ALLIANCE CORPORATION; ORIX FINANCIAL SERVICES, INC.; ORIX USA CORPORATION; ORIX CAPITAL MARKETS, LLC; ORIX HAWAII, INC.; INFRASTRUCTURE LEASING & FINANCIAL SERVICES LIMITED; ORIX LEASING PAKISTAN LIMITED; ORIX LEASING SINGAPORE LIMITED; UNITED OVERSEAS LAND LIMITED; LANKA ORIX LEASING COMPANY LIMITED; ORIX COMMERCIAL ALLIANCE CORPORATION; ORIX FINANCIAL SERVICES, INC.; ORIX USA CORPORATION; ORIX CAPITAL MARKETS, LLC; ORIX HAWAII, INC.
--------------------------------------------------------------------------------


                                                    The Japan Fund, Inc.  |  29

Directors and Officers (unaudited)
--------------------------------------------------------------------------------




--------------------------------------------------------------------------------

                                                              NUMBER OF
NAME, AGE                              PRINCIPAL              PORTFOLIOS IN FUND
AND POSITION(S)         LENGTH OF      OCCUPATION(S)          COMPLEX OVERSEEN
HELD WITH THE FUND      TIME SERVED    DURING PAST 5 YEARS    BY DIRECTOR
--------------------------------------------------------------------------------

WILLIAM V. RAPP (64)
--------------------------------------------------------------------------------
Director                  1998 to      President, WV Research         1
                          present      Associates;

                                       Research Professor and Chair,
                                       Henry J. Leir International
                                       Trade and Business School of
                                       Management, New Jersey
                                       Institute of Technology;

                                       Senior Research Fellow,
                                       Columbia University;

                                       Fulbright Professor,
                                       Ritsumeikan University;

                                       Managing Director, Rue
                                       Associates;

                                       Academic Director, Yale
                                       University

OTHER DIRECTORSHIPS HELD:  CENTER ON JAPAN ECONOMY AND BUSINESS
--------------------------------------------------------------------------------

TAKEO SHIINA (74)
--------------------------------------------------------------------------------
Director                  1998 to      Senior Advisor, IBM            1
                          present      Japan, Ltd.

OTHER DIRECTORSHIPS HELD:  HOYA CORPORATION; PROUDFOOT CONSULTING
--------------------------------------------------------------------------------

LYNN BIRDSONG (57)
--------------------------------------------------------------------------------
Director                  2003 to      Investment Management          1
                          present      consultant; Managing
                                       Director of Zurich Scudder
                                       Investments

OTHER DIRECTORSHIPS HELD:  THE HARTFORD FUNDS; ATLANTIC-WHITEHALL FUNDS
--------------------------------------------------------------------------------

THE FUND'S STATEMENT OF ADDITIONAL INFORMATION ("SAI") INCLUDES ADDITIONAL INFORMATION ABOUT THE DIRECTORS. THE SAI IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST. IF YOU WOULD LIKE TO REQUEST A COPY OF THE SAI, YOU MAY DO SO BY CALLING THE FOLLOWING TOLL-FREE NUMBER:
1-800-53-JAPAN.



30  |  The Japan Fund, Inc.

--------------------------------------------------------------------------------


The following table presents information about each Officer of the Fund. Each Officer's age as of December 31, 2003 is in parentheses after his or her name. Unless otherwise noted, (i) each Officer has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity, and (ii) the address of each Officer is c/o SEI. The President, Treasurer and Secretary each holds office until his or her successor is duly elected and qualified; all other Officers hold offices in accordance with the By-Laws of the Fund.



--------------------------------------------------------------------------------
  OFFICERS
--------------------------------------------------------------------------------

                                                              NUMBER OF
NAME, AGE                               PRINCIPAL             PORTFOLIOS IN FUND
AND POSITION(S)         LENGTH OF       OCCUPATION(S)         COMPLEX OVERSEEN
HELD WITH THE FUND      TIME SERVED     DURING PAST 5 YEARS   BY OFFICER
--------------------------------------------------------------------------------

JOHN F. MCNAMARA (61)
--------------------------------------------------------------------------------
President                 2002 to       President and Chief           1
                          present       Executive Officer of
                                        Fidelity Management
                                        and Trust Company;

                                        Executive Vice President
                                        and Chief Operating
                                        Officer of United Asset
                                        Management

OTHER DIRECTORSHIPS HELD: GREATER BOSTON YMCA; BRIGHAM & WOMEN'S ORTHOPEDIC GROUP; I HAVE A DREAM FOUNDATION; THE ATLANTIS CHINA FUND
--------------------------------------------------------------------------------

JOHN C. MUNCH (32)
--------------------------------------------------------------------------------
Vice President            2002 to       Vice President and            1
& Secretary               present       Assistant Secretary of
                                        SEI Investments Global
                                        Funds Services and SEI
                                        Investments Distribution Co.;

                                        Associate at Howard
                                        Rice Nemorvoski Canady
                                        Falk & Rabkin

OTHER DIRECTORSHIPS HELD:  NONE
--------------------------------------------------------------------------------



                                                     The Japan Fund, Inc.  |  31

Directors and Officers (unaudited)
--------------------------------------------------------------------------------



                                                              NUMBER OF
NAME, AGE                               PRINCIPAL             PORTFOLIOS IN FUND
AND POSITION(S)         LENGTH OF       OCCUPATION(S)         COMPLEX OVERSEEN
HELD WITH THE FUND      TIME SERVED     DURING PAST 5 YEARS   BY OFFICER
--------------------------------------------------------------------------------

LYDIA A. GAVALIS (39)
--------------------------------------------------------------------------------
Vice President            2002 to       Vice President and            1
& Assistant Secretary     present       Assistant Secretary of SEI
                                        Investments Global Funds
                                        Services and SEI Investments
                                        Distribution Co.
OTHER DIRECTORSHIPS HELD:  NONE
--------------------------------------------------------------------------------

WILLIAM E. ZITELLI, JR. (35)
--------------------------------------------------------------------------------
Vice President            2002 to       Vice President and            1
& Assistant Secretary     present       Assistant Secretary of
                                        SEI Investments Global
                                        Funds Services and SEI
                                        Investments Distribution Co.;

                                        Vice President, Merrill
                                        Lynch & Co. Asset
                                        Management Group
OTHER DIRECTORSHIPS HELD:  NONE
--------------------------------------------------------------------------------

TIMOTHY D. BARTO (35)
--------------------------------------------------------------------------------
Vice President            2002 to       Vice President and            1
& Assistant Secretary     present       Assistant Secretary of
                                        SEI Investments Global
                                        Funds Services and
                                        SEI Investments
                                        Distribution Co.;

                                        Associate, Dechert
                                        (law firm)
Other Directorships Held:  NONE
--------------------------------------------------------------------------------




32  |  The Japan Fund, Inc.

--------------------------------------------------------------------------------


                                                              NUMBER OF
NAME, AGE                                PRINCIPAL            PORTFOLIOS IN FUND
AND POSITION(S)         LENGTH OF        OCCUPATION(S)        COMPLEX OVERSEEN
HELD WITH THE FUND      TIME SERVED      DURING PAST 5 YEARS  BY OFFICER
--------------------------------------------------------------------------------

JOHN MUNERA (40)
--------------------------------------------------------------------------------
Vice President            2003 to       Compliance Officer of         1
& Assistant Secretary     present       SEI Investments Global
                                        Funds Services and SEI
                                        Investments Distribution Co.;

                                        Supervising Examiner,
                                        Federal Reserve Bank
                                        of Philadelphia
OTHER DIRECTORSHIPS HELD:  NONE
--------------------------------------------------------------------------------

CORI DAGGETT (42)
--------------------------------------------------------------------------------
Vice President            2003 to       Employed by SEI               1
& Assistant Secretary     present       Investments Global
                                        Funds Services since
                                        2003;

                                        Associate at
                                        Drinker Biddle & Reath
OTHER DIRECTORSHIPS HELD:  NONE
--------------------------------------------------------------------------------

PETER GOLDEN (39)
--------------------------------------------------------------------------------
Treasurer, Controller     2002 to       Accounting Director of        1
& Chief Financial         present       SEI Investments Global
Officer                                 Funds Services;

                                        Vice President of Funds
                                        Administration, J.P.
                                        Morgan Chase & Co.;

                                        Vice President of Pension
                                        and Mutual Fund
                                        Accounting, Chase
                                        Manhattan Bank
OTHER DIRECTORSHIPS HELD:  NONE
--------------------------------------------------------------------------------





                                                    The Japan Fund, Inc.  |  33

Notice to Shareholders (unaudited)
--------------------------------------------------------------------------------



For the fiscal year ended December 31, 2003, the Fund is designating the following items with regard to distributions paid during the year.

                       LONG-TERM     LONG LONG
                      (20% RATE)     (18% RATE)
                       CAPITAL        CAPITAL        ORDINARY        TAX-                                      QUALIFYING
                         GAIN           GAIN          INCOME        EXEMPT         TOTAL        QUALIFYING      DIVIDEND
                     DISTRIBUTION   DISTRIBUTION   DISTRIBUTIONS   INTEREST    DISTRIBUTIONS    DIVIDENDS(1)    INCOME(2)
                     ------------   ------------   -------------  ----------   --------------   ------------   -----------
The Japan Fund, Inc.    0.00%          0.00%         100.00%         0.00%        100.00%          0.00%         81.70%

The Fund elects to pass through foreign tax credit to shareholders. The amount of foreign tax credit for the fiscal year ended December 31, 2003 is $300,976. Please refer to your form 1099-DIV for your allocable share of the foreign tax credit.

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.

(2) The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of "Ordinary Income Distributions."
    It is the intention of the Fund to designate the maximum amount permitted by the law.

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2003. Complete information will be computed and reported in conjunction with your Form 1099-DIV.

For shareholders that do not have an December 31, 2003 tax year end, this notice is for informational purposes only. For shareholders with an December 31, 2003 tax year end, please consult your tax advisor as to the pertinence of this notice.




34  |  The Japan Fund, Inc.

Notes
--------------------------------------------------------------------------------

Notes
--------------------------------------------------------------------------------

[BACKGROUND GRAPHIC OMITTED]




INVESTMENT ADVISOR:
Fidelity Management & Research Company
82 Devonshire Street
Boston, MA 02109

DISTRIBUTOR:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

TO OBTAIN MORE INFORMATION:
Call 1-800-53-JAPAN (1-800-535-2726)
or visit us online at www.thejapanfund.com

This material must be preceded or accompanied by a current prospectus.

HOW TO OBTAIN A COPY OF THE FUND'S PROXY VOTING POLICIES:
A description of the policies and procedures that are used by the Fund's investment adviser to vote proxies (if any) relating to portfolio securities is available without charge upon request, (i) by calling 1-800-53-JAPAN (1-800-535-2726) or (ii) online at www.thejapanfund.com.




[RECYCLED LOGO OMITTED] Printed on recycled paper.              JPN-AR-001-0300

ITEM 2.   CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, the principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of directors has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial experts are Lynn Birdsong and William Rapp and they are independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees Billed by PricewaterhouseCoopers LLP Related to the Fund

FEE DESCRIPTION                     2002             2003              TOTAL
4.(a).  Audit Fees (1)              $63,340          $66,405           $129,745
4.(b).  Assurance & Related         $0               $0                $0
4.(c).  Tax work                    $0               $0                $0
4.(d).  Other services              $0               $0                $0
----------------
NOTES:

     (1) Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

4.(e)(1). Pursuant to its Charter, the Audit Committee of the registrant's Board of Directors selected PricewaterhouseCoopers LLP and approved all of the audit and non-audit services that were provided and the fees that were paid in each of 2002 and 2003 before that firm was engaged to provide such services. To date the audit committee has not adopted any pre-approval policies and procedures (as described in paragraph (c)(7) of Rule 2-01 of Regulation S-X) regarding the provision of audit or non-audit services to the Registrant. The audit committee itself must approve all such services in advance in accordance with its Charter.

4.(e)(2). 0%

4.(f)     N/A.

4.(g)     The aggregate non-audit fees and services billed by
PricewaterhouseCoopers LLP for the last two fiscal years were $1,130,636 and $947,127 for 2003 and 2002, respectively.

4.(h)     The registrant's Audit Committee has considered the provision of non-audit services that were rendered by PricewaterhouseCoopers to (i) the registrant, (ii) its adviser or (iii) any persons that controls, is controlled by or is under common control with such adviser and that provides services to the registrant, to be compatible with maintaining the independence of the auditor, taking into account the representations from PricewaterhouseCoopers, in accordance with Independence Standards Board requirements and the meaning of the securities laws administered by the SEC.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.   (RESERVED)

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASERS OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 10.  CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 11. EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                  The Japan Fund, Inc.

By (Signature and Title)*                     /s/ John F. McNamara
                                              --------------------
                                              John F. McNamara, President

Date: 03/08/04

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                     /s/ John F. McNamara
                                              --------------------
                                              John F. McNamara, President

Date: 03/08/04

By (Signature and Title)*                     /s/ William L. Givens
                                              ---------------------
                                              William L. Givens, Chairman

Date: 03/08/04

By (Signature and Title)*                     /s/ Peter Golden
                                              ----------------
                                              Peter Golden, CFO

Date: 03/08/04

* Print the name and title of each signing officer under his or her signature.